UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Science and Technology Fund

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 8.2%
Internet & Direct Marketing Retail
Amazon.com, Inc.*	45,534	44,977,575
The Priceline Group, Inc.*	7,512	15,238,092
		60,215,667
Health Care 1.3%
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc.*	27,100	2,377,483
Celgene Corp.*	19,441	2,632,506
Incyte Corp.*	2,700	359,883
Shire PLC (ADR)	9,700	1,625,138
ViaCyte, Inc.*	1,869	0
		6,995,010
Health Care Equipment & Supplies 0.4%
Medtronic PLC	31,621	2,655,215
Industrials 2.4%
Aerospace & Defense 1.5%
L3 Technologies, Inc.	23,000	4,024,310
Northrop Grumman Corp.	27,000	7,104,510
		11,128,820
Electrical Equipment 0.3%
Acuity Brands, Inc.	11,006	2,230,366
Professional Services 0.6%
WageWorks, Inc.*	73,000	4,759,600
Information Technology 86.4%
Communications Equipment 4.1%
Acacia Communications, Inc.* (a)	50,000	2,188,500
ARRIS International PLC*	205,000	5,731,800
Cisco Systems, Inc.	556,605	17,505,227
CommScope Holding Co., Inc.*	140,000	5,149,200
		30,574,727
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. "A"	123,480	9,461,038
Internet Software & Services 17.8%
Alibaba Group Holding Ltd. (ADR)*	39,860	6,176,307
Alphabet, Inc. "A"*	31,241	29,538,365
Alphabet, Inc. "C"*	31,145	28,980,423
Criteo SA (ADR)* (a)	85,000	4,301,000
Facebook, Inc. "A"*	321,621	54,434,354
j2 Global, Inc.	15,000	1,269,450
LogMeIn, Inc.	60,500	7,045,225
		131,745,124
IT Services 16.3%
Amdocs Ltd.	50,000	3,358,500
Broadridge Financial Solutions, Inc.	43,749	3,318,799
Cognizant Technology Solutions Corp. "A"	110,269	7,643,847
EPAM Systems, Inc.*	64,527	5,544,805
Euronet Worldwide, Inc.*	52,210	5,044,008
Fidelity National Information Services, Inc.	115,663	10,550,779
Fiserv, Inc.*	67,416	8,662,956
FleetCor Technologies, Inc.*	20,400	3,102,024
Mastercard, Inc. "A"	156,895	20,051,181
PayPal Holdings, Inc.*	111,500	6,528,325
Travelport Worldwide Ltd.	240,000	3,432,000
Vantiv, Inc. "A"*	102,329	6,503,008
Visa, Inc. "A"	305,561	30,421,653
WNS Holdings Ltd. (ADR)*	171,900	5,939,145
		120,101,030
Semiconductors & Semiconductor Equipment 13.5%
Applied Materials, Inc.	257,771	11,421,833
Broadcom Ltd.	111,055	27,392,827
Cavium, Inc.*	29,633	1,835,468
Inphi Corp.* (a)	112,700	4,327,680
Intel Corp.	213,702	7,580,010
Lam Research Corp.	26,383	4,207,033
MA-COM Technology Solutions Holdings, Inc.*	48,000	2,906,400
Micron Technology, Inc.*	38,927	1,094,627
NVIDIA Corp.	134,402	21,841,669
Silicon Motion Technology Corp. (ADR) (a)	54,999	2,261,009
Skyworks Solutions, Inc.	43,700	4,582,819
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	6,124,707
Texas Instruments, Inc.	49,082	3,994,293
		99,570,375
Software 20.7%
Activision Blizzard, Inc.	74,310	4,590,872
Adobe Systems, Inc.*	98,244	14,391,764
CommVault Systems, Inc.*	64,400	3,835,020
Electronic Arts, Inc.*	68,000	7,938,320
Microsoft Corp.	990,000	71,973,000
Nice Ltd. (ADR)	20,000	1,493,200
Oracle Corp.	343,540	17,152,952
PTC, Inc.*	125,494	6,926,014
salesforce.com, Inc.*	188,178	17,086,562
Synopsys, Inc.*	97,675	7,478,975
		152,866,679
Technology Hardware, Storage & Peripherals 12.7%
Apple, Inc.	475,158	70,670,249
Electronics for Imaging, Inc.*	87,700	4,260,466
HP, Inc.	391,000	7,468,100
NCR Corp.*	192,000	7,267,200
Western Digital Corp.	45,600	3,881,472
		93,547,487
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	9,171	4,133,645
Total Common Stocks (Cost $413,582,656)		729,984,783
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	303,345
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	36,904
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	206,875
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	564,351
Total Other Investments (Cost $11,537,927)		1,111,475
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (Cost $0)	3,509	0
Closed-End Investment Company 0.7%
Altaba, Inc.* (Cost $3,087,877)	84,400	4,928,960
Securities Lending Collateral 0.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (c) (d) (Cost $3,985,298)	3,985,298	3,985,298
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.07% (c) (Cost $2,741,619)	2,741,619	2,741,619
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $434,935,377) †	100.6	742,752,135
Other Assets and Liabilities, Net	(0.6)	(4,503,764)
Net Assets	100.0	738,248,371

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $445,622,586. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $297,129,549. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $319,898,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,768,554.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $3,880,757, which is 0.5% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,116,717	303,345	0.04
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	36,904	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	3,896,857	206,875	0.03
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	564,351	0.07
Total Restricted Securities		11,537,927	1,111,475	0.15

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$60,215,667	$—	$—	$60,215,667
Health Care	9,650,225	—	0	9,650,225
Industrials	18,118,786	—	—	18,118,786
Information Technology	637,866,460	—	—	637,866,460
Real Estate	4,133,645	—	—	4,133,645
Other Investments	—	—	1,111,475	1,111,475
Preferred Stock	—	—	0	0
Closed-End Investment Company	4,928,960	—	—	4,928,960
Short-Term Investments (e)	6,726,917	—	—	6,726,917
Total	$741,640,660	$—	$1,111,475	$742,752,135

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017